Interests in Joint Operations - Summary of Significant Interests in Joint Operations (Detail)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Bass Strait Australia [member]
Disclosure of significant joint operations [Line Items]
Country of operation	Australia
Principal activity	Hydrocarbons production
Group interest	50.00%	50.00%
Greater Angostura Trinidad and Tobago [member]
Disclosure of significant joint operations [Line Items]
Country of operation	Trinidad and Tobago
Principal activity	Hydrocarbons production
Group interest	45.00%	45.00%
Gulf of Mexico United States [member]
Disclosure of significant joint operations [Line Items]
Country of operation	US
Principal activity	Hydrocarbons exploration and production
Gulf of Mexico United States [member] | Bottom of range [Member]
Disclosure of significant joint operations [Line Items]
Group interest	23.90%	23.90%
Gulf of Mexico United States [member] | Top of range [Member]
Disclosure of significant joint operations [Line Items]
Group interest	44.00%	44.00%
Macedon Australia [member]
Disclosure of significant joint operations [Line Items]
Country of operation	Australia
Principal activity	Hydrocarbons exploration and production
Group interest	71.43%	71.43%
North West Shelf Australia [member]
Disclosure of significant joint operations [Line Items]
Country of operation	Australia
Principal activity	Hydrocarbons production
North West Shelf Australia [member] | Bottom of range [Member]
Disclosure of significant joint operations [Line Items]
Group interest	12.50%	12.50%
North West Shelf Australia [member] | Top of range [Member]
Disclosure of significant joint operations [Line Items]
Group interest	16.67%	16.67%
Pyrenees Australia [member]
Disclosure of significant joint operations [Line Items]
Country of operation	Australia
Principal activity	Hydrocarbons exploration and production
Pyrenees Australia [member] | Bottom of range [Member]
Disclosure of significant joint operations [Line Items]
Group interest	40.00%	40.00%
Pyrenees Australia [member] | Top of range [Member]
Disclosure of significant joint operations [Line Items]
Group interest	71.43%	71.43%
ROD Integrated Development Algeria [member]
Disclosure of significant joint operations [Line Items]
Country of operation	Algeria
Principal activity	Hydrocarbons exploration and production
Group interest	29.50%	29.50%
Mt Goldsworthy Australia [member]
Disclosure of significant joint operations [Line Items]
Country of operation	Australia
Principal activity	Iron ore mining
Group interest	85.00%	85.00%
Mt Newmen Australia [member]
Disclosure of significant joint operations [Line Items]
Country of operation	Australia
Principal activity	Iron ore mining
Group interest	85.00%	85.00%
Yandi Australia [member]
Disclosure of significant joint operations [Line Items]
Country of operation	Australia
Principal activity	Iron ore mining
Group interest	85.00%	85.00%
Central Queensland Coal Associates Australia [member]
Disclosure of significant joint operations [Line Items]
Country of operation	Australia
Principal activity	Coal mining
Group interest	50.00%	50.00%